PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

		As of December 31,
		2015	2016
		US$	US$

Advance to suppliers		2,475,752	7,124,222
Prepaid rental expenses and other deposits		865,219	625,726
Amount due from third parties		4,917,068	286,333
Advance to employees		245,897	215,574
Receivables from third-party purchasers	(i)	16,510,091	-
Prepaid professional service fee		34,002	-
Other current assets		233,405	425,775
		25,281,434	8,677,630

(i)
In connection with the online platform services, receivables from third-party purchasers represented the total amounts paid to third-party sellers on behalf of third-party purchasers through the Group’s online platform in a period less than one week without any charges.